Goodwill (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014 US ($)	Jun. 30, 2013 US ($)	Mar. 31, 2014 CNY	Jun. 30, 2013 CNY	Aug. 08, 2011 Yantai Tianzheng US ($)
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price								$ 35,000,000
Goodwill	$ 5,216,982	$ 5,202,209	$ 5,092,139	$ 5,216,982	$ 5,202,209	$ 32,153,295	$ 32,153,295